Consolidated Statements of Comprehensive Income/ (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 34,253,365	$ (35,123,208)	$ 11,984,485
Other comprehensive (loss)/income
Unrealized (loss)/income on cash flow hedges	8,290,428	1,848,878	(2,693,780)
Total other comprehensive (loss)/income	8,290,428	1,848,878	(2,693,780)
Total comprehensive income/(loss)	$ 42,543,793	$ (33,274,330)	$ 9,290,705